Scudder
Real Estate
Investment Fund

Semiannual Report
June 30, 1998

Pure No-Load(TM) Funds


A pure no-load(TM) (no sales charges) mutual fund which seeks long-term capital growth and current income by investing primarily in equity securities of companies in the real estate industry.


SCUDDER                             (logo)

                       Scudder Real Estate Investment Fund

--------------------------------------------------------------------------------
Date of Inception: 4/06/98   Total Net Assets as of      Ticker Symbol:  SCREX
                             6/30/98: $20.44 million
--------------------------------------------------------------------------------

o For the abbreviated semiannual period beginning with the Fund's inception on April 6, 1998, and ending June 30, 1998, Scudder Real Estate Investment Fund posted a total return of -4.40%. The Fund outperformed its benchmark, the Wilshire Associates Real Estate Securities Index, which returned -4.97% during the same period.


o Scudder Real Estate Investment Fund provides shareholders with an efficient, low cost, way of gaining equity exposure to the U.S. real estate market through disciplined investment in real estate investment trusts (REITs) and other real estate securities.





                                Table of Contents

   3  Letter from the Fund's President     11  Financial Statements
   4  Portfolio Summary                    14  Financial Highlights
   5  Portfolio Management Discussion      15  Notes to Financial Statements
   7  Glossary of Investment Terms         17  Investment Products and Services
   8  Investment Portfolio                 18  Scudder Solutions


                    2 - Scudder Real Estate Investment Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the first semiannual report for the Scudder Real Estate Investment Fund. The Fund's Trustees have approved the change of the Fund's fiscal year end to December 31 to take advantage of economies of scale by producing several funds' annual and semiannual reports at the same time. Going forward, you can expect to receive regular reports following the Fund's annual and semiannual periods ending in December and June.

     In a period of generally weak prices for real estate-related equity securities, the Fund posted a -4.40% total return. The Fund's performance during the brief period from its inception through the end of June compares favorably to its benchmark, the Wilshire Associates Real Estate Securities Index. However, it is much too short a period to have any real meaning. For more information about the Fund's performance, investment environment, portfolio strategy, and outlook, please see the portfolio management discussion that begins on page 5.

     For those of you interested in the newest Scudder offerings, we would like to take this opportunity to highlight two upcoming additions to our international category, both of which are scheduled to begin operations on September 1. Scudder International Growth Fund will seek long-term capital appreciation by investing primarily in the equity securities of foreign companies with high growth potential, and Scudder International Value Fund will seek long-term capital appreciation by investing primarily in undervalued foreign equity securities. These two funds make Scudder among the first in the industry to offer funds that pursue long-term growth of capital internationally in both the growth and value styles of investing. Please see page 17 for more information on Scudder products and services.

     Thank you for your interest and investment in Scudder Real Estate Investment Fund. Please do not hesitate to contact Investor Relations at 1-800-225-2470 with any questions regarding your account. Or visit Scudder's Web site at http://funds.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Real Estate Investment Fund


                     3 - Scudder Real Estate Investment Fund

PORTFOLIO SUMMARY as of June 30, 1998

--------------------------------------------------------------------------
ASSET ALLOCATION
--------------------------------------------------------------------------
Equity Holdings                    98%
Cash Equivalents                    2%
--------------------------------------
                                  100%
--------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

As of the close of the period, the
Fund was nearly fully invested,
retaining only a small cash
position.

--------------------------------------------------------------------------
SECTOR DIVERSIFICATION
(Excludes 2% Cash Equivalents)
--------------------------------------------------------------------------
Retail Outlets                           25%
Residential                              22%
Recreation                               14%
Health Care                               9%
Industrial                                8%
Office                                    7%
Mortgage                                  6%
Diversified                               6%
Self-Storage                              3%
--------------------------------------------
                                        100%
--------------------------------------------
A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

The Fund invests in nine different
REIT categories, providing
excellent coverage of the overall
real estate market as well as broad
diversification within each sector.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
(19% OF PORTFOLIO)
--------------------------------------------------------------------------
 1.   The Macerich Company
      Owner and manager of regional and community shopping centers
 2.   CarrAmerica Realty Corp.
      Development and operation of suburban office properties
 3.   Essex Property Trust, Inc.
      Developer and manager of multifamily residential properties
 4.   MGI Properties, Inc.
      Owner of multi-use industrial facilities, office buildings, apartment complexes and shopping centers
 5.   Shurgard Storage Centers, Inc.
      Developer and manager of personal and business self storage centers
 6.   Duke Realty Investments, Inc.
      Ownership and rental of office, industrial and retail properties
 7.   Gables Residential Trust
      Developer and manager of multifamily apartment communities
 8.   General Growth Properties, Inc.
      General partnership interest in an operating partnership which owns enclosed mall properties
 9.   Burnham Pacific Properties, Inc.
      Investments in community shopping centers, single tenant office space and factory outlet centers
10.   Hospitality Properties Trust
      Owner and leaser of hotel properties

Our largest allocation was in
retail outlet REITs, which
currently represent attractive value.

For more complete details about the Fund's investment portfolio, see page 8. A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.


                     4 - Scudder Real Estate Investment Fund

                         Portfolio Management Discussion

In the following interview, Co-Lead Portfolio Managers Philip Fortuna and Jennifer Carter discuss Scudder Real Estate Investment Fund's strategy and the market environment during the period since the Fund began operations on April 6, 1998.

Q: How did Scudder Real Estate Investment Fund perform in its first months?

The Fund's total return for the brief period since its inception was -4.40% as of June 30, 1998. The total return of the Fund's benchmark, the Wilshire Associates Real Estate Securities Index, was -4.97% over the same period.

Q: How do you view the Fund's performance?

From a total return standpoint, we would like to have been in positive territory, but, as the Fund's benchmark index showed, market conditions were not in our favor. The real estate market was strong during the three-month period, but that strength was not mirrored by the real estate securities market. Capital flows into the real estate market during the first quarter of 1998, while increasing the values of properties held in REIT -- Real Estate Investment Trust -- portfolios, also made it more difficult to make favorable property acquisitions. Growing demand for real estate also raises concerns among investors about renewed development activity, leading to overcapacity. Nevertheless, we are pleased that the fund outperformed its index and other real estate funds in such a difficult environment.

Q: What are the advantages of investing in real estate?

Adding a real estate component to your investment portfolio can address a number of important objectives in one step, from providing income to adding real diversification and improving total portfolio performance over the long term. REITs are a convenient way to enjoy the major benefits of real estate investing without directly owning property. REITs pool their stockholders' money to buy real estate properties -- office buildings, shopping malls, industrial parks, warehouses, hotels, apartment complexes, health-care facilities or self-storage centers. They manage the properties and distribute a portion of the rental income and profits from sales back to the REIT stockholders. REITs have tended to pay higher dividends than typical U.S. common stocks because they are required by law to distribute at least 95% of their annual earnings to stockholders.

Scudder Real Estate Investment Fund seeks to provide shareholders with low cost, liquid exposure to the U.S. real estate market, primarily by investing in REITs, but also through investments in other real estate securities. We believe that this broad focus can help reduce risk and increase investment opportunities over time.

Q: What is your portfolio strategy?

Our portfolio management team uses a proprietary quantitative model to identify select securities for the Fund's portfolio. The model identifies inexpensive real estate securities with stable or improving cash flow growth. Specialized portfolio management techniques help us assess the risk associated with each individual security, as well as its impact on the return patterns of the overall portfolio. We also use a strict sell discipline and review the portfolio regularly to identify holdings that no longer meet our criteria.


                    5 - Scudder Real Estate Investment Fund

Q: How were the Fund's assets allocated at the end of the period?

The Fund invests in nine different REIT categories, providing excellent coverage of the overall real estate market as well as broad diversification within the sector. Our largest allocation was in retail outlet REITs, at 25% of net assets. Formerly a lagging category, good values are now available in this area. We also favored residential REITs, at 22% of net assets and recreation REITs, at 14%.

Q: What is your outlook for the rest of the year?

We believe that the exceptionally weak performance of real estate securities in the first half of the year, has actually made them more attractive relative to other stocks that are trading at historically high valuations. One advantage of real estate investing is that it does not move in sync with other asset markets. We will continue to stay close to fully invested in the real estate sector, providing investors with above average opportunities for long-term capital growth and current income.





                    6 - Scudder Real Estate Investment Fund

                          Glossary of Investment Terms

 DIVERSIFICATION                  The  spreading  of risk by putting  assets in
                                  several   categories  of  assets  --  stocks,
                                  bonds, money market instruments, and REITs, for example.

 LIQUIDITY                        A security  that is liquid has enough  shares
                                  outstanding and a substantial enough market capitalization to allow large purchases and sales to occur without causing a significant change in its market price.

 MARKET CAPITALIZATION            The value of a company's  outstanding  shares
                                  of   common   stock,    determined   by   the
                                  multiplying the number of shares outstanding by the share price (shares x price = market capitalization).

 NET ASSET VALUE (NAV)            The price per share of a mutual fund based on
                                  the sum of the market value of all the securities owned by the fund divided by the number of outstanding shares.

 REAL ESTATE INVESTMENT TRUST     A  company,  usually  traded  publicly,  that
 (REIT)                           manages a  portfolio  of real  estate to earn
                                  profits  for  investors.   A  REIT  functions
                                  similarly  to  a  mutual  fund  in  that  its
                                  investors obtain the potential  benefits of a
                                  diversified   portfolio  under   professional
                                  management.    EQUITY   REITs   take   equity
                                  positions   in  real   estate;   shareholders
                                  receive income from the rents received from the properties and also receive capital gains as buildings are sold for a profit.

 TOTAL RETURN                     The most  common  yardstick  to  measure  the
                                  performance  of a mutual  fund.  Total return
                                  annualized  or  compound  -  is  based  on  a
                                  combination   of  share  price  changes  plus
                                  income and capital gain distributions, if any, expressed as a percentage gain or loss in value.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                    7 - Scudder Real Estate Investment Fund

              Investment Portfolio as of June 30, 1998 (Unaudited)

                                                                                                Principal            Market
                                                                                               Amount ($)           Value ($)
------------------------------------------------------------------------------------------------------------------------------

Commercial Paper 1.6%
------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Association, 5.85%, 7/1/1998** (Cost $330,000) ................        330,000               330,000
                                                                                                                   -----------

                                                                                                 Shares
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 98.4%
------------------------------------------------------------------------------------------------------------------------------
Diversified 5.7%
Colonial Properties Trust ...............................................................         10,000               310,000
Duke Realty Investments, Inc. ...........................................................         15,700               370,912
MGI Properties, Inc. ....................................................................         14,700               384,956
Pennsylvania Real Estate Investment Trust ...............................................          4,600               102,062
                                                                                                                   -----------
                                                                                                                     1,167,930
                                                                                                                   -----------
Mortgage 5.9%
Capstead Mortgage Corp. .................................................................          6,200                51,925
CRIIMI MAE, Inc. ........................................................................          4,800                66,600
Dynex Capital, Inc. .....................................................................         24,600               273,675
Impac Mortgage Holdings, Inc. ...........................................................         17,700               275,456
Indymac Mortgage Holdings, Inc. .........................................................         11,100               252,525
Thornburg Mortgage Asset Corp. ..........................................................         22,800               277,875
                                                                                                                   -----------
                                                                                                                     1,198,056
                                                                                                                   -----------
Health Care 8.6%
Capstone Capital Corporation ............................................................         11,500               264,500
HRPT Properties Trust ...................................................................         16,400               308,525
Health Care Property Investors, Inc. ....................................................          9,300               335,381
Health Care REIT, Inc. ..................................................................         10,700               272,850
National Health Investors Inc. ..........................................................          7,700               255,062
OMEGA Healthcare Investors, Inc. ........................................................          8,300               291,538
Omega Worldwide, Inc.* ..................................................................          1,273                 9,627
                                                                                                                   -----------
                                                                                                                     1,737,483
                                                                                                                   -----------
Industrial 8.0%
CenterPoint Properties Corporation ......................................................          9,800               324,012
EastGroup Properties, Inc. ..............................................................         17,200               345,075
First Industrial Realty Trust, Inc. .....................................................          9,300               295,856
Liberty Property Trust ..................................................................         12,700               324,644
ProLogis Trust ..........................................................................         13,100               327,500
                                                                                                                   -----------
                                                                                                                     1,617,087
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     8 - Scudder Real Estate Investment Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Office 6.4%
Brandywine Realty Trust .................................................................         11,600               259,550
CarrAmerica Realty Corp. ................................................................         14,400               408,600
Mack-Cali Realty Corporation ............................................................          8,500               292,188
Reckson Associates Realty Corporation ...................................................         13,700               323,662
Reckson Services Industries, Inc.* ......................................................          6,576                21,783
                                                                                                                   -----------
                                                                                                                     1,305,783
                                                                                                                   -----------
Recreation 13.9%
Equity Inns Inc. ........................................................................         21,700               286,169
FelCor Suite Hotels, Inc. ...............................................................          9,300               291,788
Franchise Finance Corporation of America ................................................          2,900                75,219
Hospitality Properties Trust ............................................................         10,800               346,950
Innkeepers USA Trust ....................................................................         20,500               258,813
National Golf Properties, Inc. ..........................................................         11,200               336,700
RFS Hotel Investors, Inc. ...............................................................         14,700               279,300
Starwood Hotels & Resorts ...............................................................          6,400               309,200
Sunstone Hotel Investors, Inc. ..........................................................         24,400               324,825
Winston Hotels, Inc. ....................................................................         25,700               321,250
                                                                                                                   -----------
                                                                                                                     2,830,214
                                                                                                                   -----------
Residential 21.4%
Avalon Bay Communities, Inc. ............................................................          3,226               122,588
BRE Properties, Inc., "A" ...............................................................         12,600               328,387
Charles E. Smith Residential Realty, Inc. ...............................................         10,800               345,600
Chateau Communities, Inc. ...............................................................         10,200               293,250
Equity Residential Properties Trust .....................................................            900                42,694
Essex Property Trust, Inc. ..............................................................         12,700               393,700
Gables Residential Trust ................................................................         13,600               368,900
Manufactured Home Communities, Inc. .....................................................         12,500               301,563
Merry Land & Investment Company, Inc. ...................................................         16,300               343,319
Mid-America Apartment Communities, Inc. .................................................         12,100               318,381
Post Properties, Inc. ...................................................................          7,400               284,900
Summit Properties Inc. ..................................................................         16,100               304,894
Sun Communities, Inc. ...................................................................          8,300               274,937
Town & Country Trust ....................................................................         18,100               299,781
Walden Residential Properties, Inc. .....................................................         13,000               318,500
                                                                                                                   -----------
                                                                                                                     4,341,394
                                                                                                                   -----------

    The accompanying notes are an integral part of the financial statements.


                     9 - Scudder Real Estate Investment Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Retail Outlets 25.2%
Bradley Real Estate, Inc. ...............................................................         13,400               283,075
Burnham Pacific Properties, Inc. ........................................................         24,800               351,850
Commercial Net Lease Realty .............................................................         20,900               338,319
Crown American Realty Trust .............................................................         33,000               319,687
Developers Diversified Realty Corporation ...............................................          8,600               337,012
Excel Realty Trust, Inc. ................................................................          7,900               227,619
General Growth Properties, Inc. .........................................................          9,500               355,063
Glimcher Realty Trust ...................................................................         16,000               311,000
IRT Property Company ....................................................................         25,600               281,600
JDN Realty Corporation ..................................................................         10,700               341,063
Kimco Realty Corporation ................................................................          5,100               209,100
The Macerich Company ....................................................................         14,300               419,169
Realty Income Corporation ...............................................................          2,800                73,850
Saul Centers, Inc. ......................................................................         16,000               277,000
Simon DeBartolo Group, Inc. .............................................................          9,300               302,250
Tanger Factory Outlet Centers, Inc. .....................................................         10,100               320,044
Vornado Realty Trust ....................................................................          2,800               111,125
Western Investment Real Estate Trust ....................................................         18,800               257,325
                                                                                                                   -----------
                                                                                                                     5,116,151
                                                                                                                   -----------
Self-Storage 3.3%
Public Storage, Inc. ....................................................................         10,100               282,800
Shurgard Storage Centers, Inc., "A" .....................................................         13,800               382,950
                                                                                                                   -----------
                                                                                                                       665,750
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $21,123,522)                                                                              19,979,848
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $21,453,522) (a)                                                         20,309,848
------------------------------------------------------------------------------------------------------------------------------

 (a) The cost for federal income tax purposes was $21,453,522. At June 30, 1998, net unrealized depreciation for all securities based on tax cost was $1,143,674. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $124,475 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,268,149.

 *   Non-income producing security.

 **  Annualized yield at time of purchase; not a coupon rate.

    The accompanying notes are an integral part of the financial statements.


                    10 - Scudder Real Estate Investment Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                         as of June 30, 1998 (Unaudited)

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $21,453,522) ..................    $  20,309,848
                 Cash ..................................................................              715
                 Dividends receivable ..................................................          113,411
                 Receivable for Fund shares sold .......................................           38,660
                 Deferred organization expenses ........................................           11,435
                 Reimbursement from Adviser ............................................            6,425
                                                                                           ----------------
                 Total assets ..........................................................       20,480,494
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for Fund shares redeemed ......................................           31,073
                 Other payables and accrued expenses ...................................           13,932
                                                                                           ----------------
                 Total liabilities .....................................................           45,005
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  20,435,489
                -------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ...................................           79,627
                 Unrealized appreciation (depreciation) on investment securities .......       (1,143,674)
                 Paid-in capital .......................................................       21,499,536
                -------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $  20,435,489
                -------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share
                   ($20,435,489 / 1,800,237 outstanding shares of beneficial
                   interest, $.01 par value, unlimited number of shares                    ----------------
                   authorized) .........................................................           $11.35
                                                                                           ----------------

    The accompanying notes are an integral part of the financial statements.


                    11 - Scudder Real Estate Investment Fund

                             Statement of Operations

                   for the period April 6, 1998 (commencement

                   of operations) to June 30, 1998 (Unaudited)

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends .............................................................    $     321,362
                 Interest ..............................................................           27,381
                                                                                           ----------------
                                                                                                  348,743
                 Expenses:
                 Management fee ........................................................           35,696
                 Services to shareholders ..............................................           58,313
                 Custodian and accounting fees .........................................           12,571
                 Trustees' fees and expenses ...........................................            9,177
                 Auditing ..............................................................            6,689
                 Registration fees .....................................................           14,971
                 Reports to shareholders ...............................................           13,026
                 Legal .................................................................            4,900
                 Amortization of organization expense ..................................              565
                 Other .................................................................            2,752
                                                                                           ----------------
                 Total expenses before reductions ......................................          158,660
                 Expense reductions ....................................................         (103,366)
                                                                                           ----------------
                 Expenses, net .........................................................           55,294
                -------------------------------------------------------------------------------------------
                 Net investment income (loss)                                                     293,449
                -------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net unrealized appreciation (depreciation) during the period on
                   investments .........................................................       (1,143,674)
                -------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                    (1,143,674)
                -------------------------------------------------------------------------------------------
                -------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $    (850,225)
                -------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                    12 - Scudder Real Estate Investment Fund

                       Statement of Changes in Net Assets

                                                                                                   For the Period
                                                                                                    April 6, 1998
                                                                                                      (commence-
                                                                                                        ment of
                                                                                                    operations) to
                                                                                                     June 30, 1998
Increase (Decrease) in Net Assets                                                                     (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income ......................................................      $    293,449
                 Net unrealized appreciation (depreciation) on investment
                   transactions during the period ...........................................        (1,143,674)
                                                                                                  ----------------
                 Net increase (decrease) in net assets resulting from operations ............          (850,225)
                                                                                                  ----------------
                 Distributions to shareholders:
                 From net investment income .................................................          (213,822)
                                                                                                  ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..................................................        22,005,909
                 Net asset value of shares issued to shareholders in reinvestment of
                   distributions ............................................................           184,918
                 Cost of shares redeemed ....................................................          (697,508)
                 Redemption fees ............................................................             5,017
                                                                                                  ----------------
                 Net increase (decrease) in net assets from Fund share transactions .........        21,498,336
                                                                                                  ----------------
                 Increase (decrease) in net assets ..........................................        20,434,289
                 Net assets at beginning of period ..........................................             1,200
                 Net assets at end of period (including undistributed net investment              ----------------
                   income of $79,627) .......................................................      $ 20,435,489
                                                                                                  ----------------
Other Information
------------------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..................................               100
                                                                                                  ----------------
                 Shares sold ................................................................         1,844,047
                 Shares issued to shareholders in reinvestment of distributions .............            16,629
                 Shares redeemed ............................................................           (60,539)
                                                                                                  ----------------
                 Net increase (decrease) in Fund shares .....................................         1,800,137
                                                                                                  ----------------
                 Shares outstanding at end of period ........................................         1,800,237
                                                                                                  ----------------

    The accompanying notes are an integral part of the financial statements.


                    13 - Scudder Real Estate Investment Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                                            For the Period
                                                                                                             April 6, 1998
                                                                                                             (commencement
                                                                                                           of operations) to
                                                                                                             June 30, 1998
                                                                                                              (Unaudited)
----------------------------------------------------------------------------------------------------------------------------
                                                                                                          ------------------
Net asset value, beginning of period ...............................................................           $12.00
                                                                                                          ------------------
Income from investment operations:
Net investment income ..............................................................................              .17
Net realized and unrealized gain (loss) on investments .............................................             (.70)
                                                                                                          ------------------
Total from investment operations ...................................................................             (.53)
                                                                                                          ------------------
Less distributions from net investment income ......................................................             (.12)
Redemption fees ....................................................................................               --***
                                                                                                          ------------------
Net asset value, end of period .....................................................................           $11.35
                                                                                                          ------------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ...............................................................................            (4.40)(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) .............................................................               20
Ratio of operating expenses, net to average daily net assets (%) ...................................             1.25*
Ratio of operating expenses, before expense reductions, to average daily net assets (%) ............             3.59*
Ratio of net investment income to average daily net assets (%) .....................................             6.63*
Portfolio turnover rate (%) ........................................................................               --

(a) Based on monthly average shares outstanding during the period.
(b) Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.
*   Annualized
**  Not annualized
*** Amount is less than one half of $.01.


                   14 - Scudder Real Estate Investment Trust

                    Notes to Financial Statements (Unaudited)

                       A. Significant Accounting Policies

Scudder Real Estate Investment Fund (the "Fund") is a non-diversified series of Investment Trust (the "Trust") (formerly Scudder Investment Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market, Inc. ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity of over sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least 100.5% of the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income are made quarterly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.


                    15 - Scudder Real Estate Investment Fund

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to non-taxable distributions and certain securities sold at a loss. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Organization Costs. Costs incurred by the Fund in connection with its organization have been deferred and are being amortized on a straight-line basis over a five year period.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

For the period ended June 30, 1998, purchases and sales of investment securities (excluding short-term investments) aggregated $21,123,521 and $0, respectively.

                               C. Related Parties

Under the Investment Management Agreement (the "Management Agreement") with Scudder Kemper Investments, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.80% of the Fund's average daily net assets, computed and accrued daily and payable monthly. In addition, the Adviser has agreed not to impose all or a portion of its management fee until December 31, 1998 in order to maintain the annualized expenses of the Fund at not more than 1.25% of average daily net assets. Accordingly, for the period ended June 30, 1998, the Adviser did not impose any of its fee amounting to $35,696. Further, due to the limitations of such Agreement, the Adviser's reimbursement payable to the Fund for the period ended June 30, 1998, amounted to $6,425.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period ended June 30, 1998, SSC did not impose any of its fee, which amounted to $50,753.

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period ended June 30, 1998, STC did not impose any of its fee, which amounted to $11.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period ended June 30, 1998, SFAC did not impose any of its fee, which amounted to $10,481.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the period ended June 30, 1998, Trustees' fees and expenses aggregated $9,177.


                    16 - Scudder Real Estate Investment Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series --
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series --
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                    17 - Scudder Real Estate Investment Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- http://funds.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                    18 - Scudder Real Estate Investment Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          500 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                    19 - Scudder Real Estate Investment Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $200 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

[LOGO]